Business Combination (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 21, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Combination [Abstract]
Cash payment for Tile Shop LLC	$ 75,000			$ 75,000
Common stock, shares issued	32,000,000	48,036,241		43,177,822	32,000,000
Equity interest held by partner	75.20%
Issued and outstanding shares of common stock in Holdings			42,534,884	42,562,617	42,534,884	42,534,884
Shares of common stock paid for Tile Shop LLC	32,329,897
Common stock held by former shareholders	329,897
Value of common stock paid for Tile Shop LLC	320,000
Issuance of promissory note as part of business combination	69,800			69,771
Warrants to purchase shares of common stock outstanding	5,500,000	7,359,018		17,485,495
Issuance of common stock as part of the business combination, shares	1,500,000
Issuance of common stock as part of the business combination, price per share	$ 10
Distributions to members of Tile Shop LLC	12,900			(22,055)	(24,166)
Amount of promissory note reflected as a distribution of retained earnings	$ 52,500